FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6239


                          Tax-Free Fund For Utah
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2006

                  Date of reporting period: September 30, 2006


Item 1. Schedule of Investments.

                             TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                               September 30, 2006
                                   (unaudited)
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                                                                                            Rating
        Principal                                                                          Moody's/
          Amount          General Obligation Bonds (23.9%)                                   S&P              Value  (a)

                          City, County and State (9.8%)
                          -------------------------------------------------------------

                          Anderson, Indiana San District
         $505,000         4.600%, 07/15/23 AMBAC Insured                                   Aaa/AAA              $519,610

                                Brian Head, Utah
         405,000          6.500%, 03/15/24                                                  NR/NR*               442,199

                          Cedar City, Utah Special Improvement District
                          Assessment
         235,000          5.050%, 09/01/10                                                  NR/NR*               239,660
         215,000          5.200%, 09/01/11                                                  NR/NR*               222,222

                                Cedar Park, Texas
         835,000          4.500%, 02/15/22 MBIA Insured                                    Aaa/AAA               850,690

                              Clearfield City, Utah
        2,095,000         5.125%, 02/01/18 MBIA Insured (pre-refunded)                     Aaa/AAA             2,169,331

                          Coral Canyon, Utah Special Service District
         140,000          4.850%, 07/15/17                                                  NR/NR*               143,721
         580,000          5.700%, 07/15/18                                                  NR/NR*               597,475

                          Dawson County, Texas Hospital District
         555,000          4.375%, 02/15/24 AMBAC Insured                                    NR/AAA               555,167

                              Denton County, Texas
         700,000          4.500%, 07/15/24 MBIA Insured                                    Aaa/AAA               709,086

                                  Draper, Utah
         370,000          4.500%, 02/01/18 AMBAC Insured                                    Aaa/NR               381,955

                                 Hurricane, Utah
         240,000          5.400%, 11/01/09 Radian Insured                                   NR/AA                250,613

                                  Laredo, Texas
         300,000          4.250%, 08/15/21 AMBAC Insured                                   Aaa/AAA               300,648
         500,000          4.500%, 02/15/24 AMBAC Insured                                   Aaa/AAA               506,240

                                 Mckinney, Texas
        1,700,000         4.500%, 08/15/23 XLCA Insured                                    Aaa/AAA             1,726,010
        1,375,000         5.000%, 08/15/24 XLCA Insured ++                                 Aaa/AAA             1,462,656

                                 Mesquite, Texas
         510,000          4.625%, 02/15/22 FSA Insured                                     Aaa/AAA               525,132

                                  Nevada State
         965,000          4.500%, 08/01/21 FSA Insured                                     Aaa/AAA               984,271

                               San Antonio, Texas
         125,000          4.750%, 02/01/24 FSA Insured                                     Aaa/AAA               128,638

                          San Patricio County Texas
         450,000          4.600%, 04/01/25 AMBAC Insured                                    Aaa/NR               459,022

                          Spokane County, Washington
         420,000          4.500%, 12/01/23  MBIA Insured                                   Aaa/AAA               427,720

                          Waco, Texas
        2,560,000         4.500%, 02/01/24 MBIA Insured                                    Aaa/AAA             2,585,139

                          Washington County, Utah
        1,250,000         5.000%, 10/01/22 MBIA Insured                                     Aaa/NR             1,317,375

                                Washington State
        3,315,000         4.500%, 01/01/22 MBIA Insured                                    Aaa/AAA             3,374,272
         705,000          4.500%, 07/01/23 FSA Insured                                     Aaa/AAA               707,891

                                                                                                        -----------------
                          Total City, County and State                                                        21,586,743
                                                                                                        -----------------

                          School District (14.1%)
                          -------------------------------------------------------------

                          Borger, Texas Independent School District
         400,000          4.500%, 02/15/24                                                  NR/AAA               405,480
         500,000          4.500%, 02/15/25                                                  NR/AAA               506,080

                          Carbon County, Utah School District
         800,000          5.000%, 06/15/21                                                  Aaa/NR               838,096

                          Dallas, Texas Independent School District
        2,500,000         5.000%, 08/15/29                                                 Aaa/AAA             2,630,925

                          Davis County, Utah School District
         575,000          5.000%, 06/01/15 (pre-refunded)                                   Aaa/NR               613,680
         675,000          5.150%, 06/01/17 (pre-refunded)                                   Aaa/NR               728,453

                          Dripping Springs, Texas
         725,000          4.375%, 08/15/22                                                 Aaa/AAA               733,388

                          Eagle Mountain & Saginaw, Texas Independent
                                 School District
         300,000          4.750%, 08/15/21                                                 Aaa/AAA               312,768
         525,000          4.750%, 08/15/23                                                 Aaa/AAA               544,588

                          Frisco, Texas Independent School District
        1,260,000         5.000%, 07/15/26                                                  Aaa/NR             1,325,381

                          Galena Park, Texas Independent School District
         295,000          4.625%, 08/15/25                                                  Aaa/NR               301,673

                          Iron County, Utah School District
        1,375,000         4.000%, 01/15/18                                                 Aaa/AAA             1,369,995
        2,115,000         4.000%, 01/15/20                                                 Aaa/AAA             2,086,997
        1,260,000         5.000%, 01/15/21                                                  Aaa/NR             1,360,863

                          Jacksboro, Texas Independent School District
         815,000          4.700%, 02/15/23                                                  NR/AAA               844,927

                          La Feria, Texas Independent School District
         210,000          4.400%, 02/15/24                                                  Aaa/NR               211,159

                          Lancaster, Texas School District
         300,000          4.375%, 02/15/22                                                 Aaa/AAA               302,604

                          Lindale, Texas Independent School District
         440,000          4.250%, 02/15/21                                                  NR/AAA               440,902
        1,000,000         4.250%, 02/15/22                                                  NR/AAA               999,960
         445,000          4.375%, 02/15/23                                                  NR/AAA               447,617
         200,000          4.500%, 02/15/24                                                  NR/AAA               202,370

                          Muleshoe, Texas Independent School District
         380,000          4.500%, 02/15/22+                                                 NR/AAA               380,141
         250,000          4.500%,0 2/15/23+                                                 NR/AAA               250,007
         200,000          4.500%, 02/15/24+                                                 NR/AAA               199,512
         220,000          4.500%, 02/15/25+                                                 NR/AAA               218,900

                          Navasota, Texas Independent School District
         475,000          5.000%, 08/15/23 FGIC Insured                                     Aaa/NR               502,156

                          Nebo, Utah School District
         440,000          5.500%, 07/01/11 (pre-refunded)                                  Aaa/AAA               469,946

                          North Summit County, Utah School District
         760,000          5.000%, 02/01/23                                                  Aaa/NR               812,166
         800,000          5.000%, 02/01/24                                                  Aaa/NR               852,144

                          Prosper, Texas Independent School District
         395,000          4.125%, 08/15/21                                                  NR/AAA               390,872

                          Southern, Texas Independent School District
         910,000          4.500%, 02/01/26                                                 Aaa/AAA               919,628

                          Spring, Texas Independent School District
         300,000          4.750%, 08/15/23                                                 Aaa/AAA               309,918

                          Tooele County, Utah School District
         670,000          4.000%, 06/01/20                                                 Aaa/AAA               652,747

                          Van, Texas Independent School District
         750,000          4.875%, 02/15/26+                                                Aaa/AAA               785,085

                          Washington County, Utah
         440,000          5.000%, 10/01/18 XLCA Insured                                     Aaa/NR               471,086
         465,000          5.000%, 10/01/19 XLCA Insured                                     Aaa/NR               497,197
         490,000          5.000%, 10/01/20 XLCA Insured                                     Aaa/NR               522,889
         510,000          5.000%, 10/01/21 XLCA Insured                                     Aaa/NR               543,512
         535,000          5.000%, 10/01/22 XLCA Insured                                     Aaa/NR               568,277
         565,000          5.000%, 10/01/23 XLCA Insured                                     Aaa/NR               598,166
         320,000          5.000%, 10/01/24 XLCA Insured                                     Aaa/NR               338,339

                          Washoe County, Nevada School District
         200,000          4.625%, 06/01/23 FGIC Insured                                    Aaa/AAA               205,116

                          Weber County, Utah School District
         750,000          5.000%, 06/15/18                                                  Aaa/NR               796,298
         825,000          5.000%, 06/15/20                                                  Aaa/NR               892,130

                          Weber County, Utah School District Series B
        1,485,000         5.000%, 06/15/21                                                  Aaa/NR             1,576,669

                                                                                                        -----------------
                          Total School District                                                               30,960,807
                                                                                                        -----------------

                          Total General Obligation Bonds                                                      52,547,550
                                                                                                        -----------------

                              Revenue Bonds (76.1%)
                          -------------------------------------------------------------

                                 Airport (1.2%)
                          -------------------------------------------------------------

                          Clark County, Nevada Passenger Facility Charge
         255,000          4.750%, 07/01/22 MBIA Insured AMT                                Aaa/AAA               259,774

                          Hillsborough County, Florida Aviation Authority
        2,185,000         5.250%, 10/01/23 MBIA Insured AMT                                Aaa/AAA             2,311,905
                                                                                                        -----------------
                          Total Airport                                                                        2,571,679
                                                                                                        -----------------

                                  County (0.5%)
                          -------------------------------------------------------------

                          Davis County, Utah  Lease Revenue DMV Project
          78,000          5.400%, 11/01/17                                                  NR/NR*                78,014
          83,000          5.450%, 11/01/18
                                                                                            NR/NR*                83,014
          87,000          5.500%, 11/01/19
                                                                                            NR/NR*                87,015
          92,000          5.550%, 11/01/20                                                  NR/NR*                92,016
          97,000          5.600%, 11/01/21
                                                                                            NR/NR*                97,016
         103,000          5.650%, 11/01/22                                                  NR/NR*               103,018
         108,000          5.700%, 11/01/23                                                  NR/NR*               108,017
         115,000          5.700%, 11/01/24                                                  NR/NR*               115,018
         121,000          5.750%, 11/01/25                                                  NR/NR*               121,019
         128,000          5.750%, 11/01/26                                                  NR/NR*               128,019
                                                                                                        -----------------
                          Total County                                                                         1,012,166
                                                                                                        -----------------

                                Education (13.3%)
                          -------------------------------------------------------------

                          Carmel, Indiana 2002 School Building Corp.
        1,235,000         4.300%, 01/15/23 FSA Insured                                      NR/AAA             1,233,493
        1,525,000         4.300%, 07/15/23 FSA Insured                                      NR/AAA             1,523,109

                          Clinton Prairie, Indiana Community School Building
         675,000          4.625%, 01/15/19 FGIC Insured                                     NR/AAA               703,404

                          Florida State Board Education Public Education
         210,000          4.500%, 06/01/25 FSA Insured                                      NR/AAA               212,241

                          Laredo, Texas Independent School District Public
                                 Facility Corp.
         190,000          5.000%, 08/01/24 AMBAC Insured                                   Aaa/AAA               198,421

                          Nevada System Higher Education Certificates of
                                  Participation
        1,000,000         5.000%, 07/01/25 AMBAC Insured                                    NR/AAA             1,063,840

                          Raven Hills, Texas Higher Education Housing &
                                Education Revenue
         215,000          5.000%, 06/01/26 AMBAC Insured                                    Aaa/NR               227,887

                          Salt Lake County, Utah Westminster College Project
         115,000          5.050%, 10/01/10                                                  NR/BBB               118,133
         100,000          5.500%, 10/01/19                                                  NR/BBB               103,469
        1,200,000         5.000%, 10/01/22                                                  NR/BBB             1,227,036
        1,250,000         5.000%, 10/01/25                                                  NR/BBB             1,275,400
        1,000,000         5.750%, 10/01/27                                                  NR/BBB             1,028,330

                          Texas State College Student Loan Revenue
         100,000          5.000%, 08/01/22 AMT                                              Aa1/AA               102,723

                          Texas State University System Financing Revenue
         655,000          4.375%, 03/15/23 FSA Insured                                     Aaa/AAA               659,356

                          Tyler, Texas Independent School District
         325,000          5.000%, 02/15/26 FSA Insured                                     Aaa/AAA               342,927

                          University of Nevada University Revenues
         190,000          4.500%, 07/01/24 MBIA Insured                                    Aaa/AAA               194,102

                          University of Utah University Revenues
         770,000          5.000%, 04/01/18 MBIA Insured                                    Aaa/AAA               827,842

                          Utah County, Utah School Facility Revenue
        1,440,000         6.500%, 12/01/25                                                  NR/NR*             1,440,000

                          Utah State Board Regents Auxiliary & Campus Facility
        1,000,000         4.125%, 04/01/20 MBIA Insured                                    Aaa/AAA               988,270

                          Utah State Board Regents Dixie State College
         120,000          5.500%, 05/01/14 MBIA Insured                                    Aaa/AAA               131,357
         130,000          5.500%, 05/01/15 MBIA Insured                                    Aaa/AAA               142,854
         400,000          5.100%, 05/01/21 MBIA Insured                                    Aaa/AAA               421,168

                          Utah State Board Regents Lease Revenue
         410,000          4.500%, 05/01/20  AMBAC Insured                                  Aaa/AAA               421,558
         425,000          4.500%, 05/01/21  AMBAC Insured                                  Aaa/AAA               435,965
         450,000          4.625%, 05/01/22  AMBAC Insured                                  Aaa/AAA               464,936
         120,000          4.650%, 05/01/23  AMBAC Insured                                  Aaa/AAA               123,931

                          Utah State Board Regents Office Facility Revenue
         450,000          5.050%, 02/01/20 MBIA Insured                                    Aaa/AAA               471,775
         360,000          5.125%, 02/01/22 MBIA Insured                                    Aaa/AAA               379,231

                          Utah State Board Regents Revenue
        2,885,000         4.500%, 08/01/18 MBIA Insured                                    Aaa/AAA             2,967,424
         250,000          5.250%, 04/01/24 MBIA Insured                                    Aaa/AAA               269,552
         500,000          5.000%, 05/01/26                                                  Aa/AAA               529,635

                          Utah State Board Regents Revenue Salt Lake
                                Community College
        1,260,000         5.500%, 06/01/16 FSA Insured                                     Aaa/AAA             1,347,268

                          Utah State Board Regents Revenue University Utah
        1,045,000         5.000%, 04/01/23 MBIA Insured                                    Aaa/AAA             1,108,024

                          Utah State Board Regents Revenue University
                          Utah-Auxiliary & Campus Revenue
        1,015,000         5.000%, 04/01/20 MBIA Insured (pre-refunded)                     Aaa/AAA             1,046,729

                          Utah State Board Regents Revenue University
                              Utah Hospital Revenue
         905,000          5.000%, 05/01/19 AMBAC Insured                                   Aaa/AAA               957,381
        3,595,000         5.000%, 08/01/19 MBIA Insured                                    Aaa/AAA             3,752,749

                          Weber State University, Utah Revenue
         100,000          5.250%, 04/01/24 FSA Insured                                      NR/AAA               105,466

                          Weber State University, Utah Revenue Student
                          Facilities System Series A
         300,000          5.100%, 04/01/16                                                  NR/AA                318,279
         425,000          5.250%, 04/01/19                                                  NR/AA                454,971

                                                                                                        -----------------
                          Total Education                                                                     29,320,236
                                                                                                        -----------------

                                Healthcare (1.0%)
                          -------------------------------------------------------------

                          Harris County, Texas Health Facility Development Corp.
         145,000          5.000%, 11/15/28 AMBAC Insured                                    NR/AAA               148,728

                          Lee Memorial Health System, Florida Hospital Revenue
         450,000          4.250%, 04/01/22 MBIA Insured                                    Aaa/AAA               450,315

                          Murray City, Utah Hospital Revenue
         595,000          5.000%, 05/15/22 MBIA Insured                                    Aaa/AAA               599,159

                          Salt Lake County, Utah Hospital Revenue - IHC
                                 Hospitals, Inc.
         500,000          5.500%, 05/15/13 AMBAC Insured                                   Aaa/AAA               539,625

                          Tarrant County, Texas Health Facilities Revenue
         225,000          5.000%, 02/15/26                                                 Aaa/AAA               230,049
          5,000           5.000%, 02/15/26                                                 Aaa/AAA                 5,145

                          Utah State Board Regents Revenue University Utah
                                Hospital Revenue
         310,000          5.000%, 08/01/21 MBIA Insured                                    Aaa/AAA               323,048

                                                                                                        -----------------
                          Total Healthcare                                                                     2,296,069
                                                                                                        -----------------

                                 Housing (9.5%)
                          -------------------------------------------------------------

                          Florida Housing Finance Corp. Revenue AMT
         435,000          4.750%, 01/01/16                                                  Aa2/AA               444,109
         790,000          5.000%, 07/01/21                                                  Aa2/AA               815,865

                          Henderson, Nevada Local Improvement District
         150,000          5.000%, 09/01/15                                                  NR/NR*               154,669
         200,000          5.000%, 09/01/16                                                  NR/NR*               206,140
         200,000          5.050%, 09/01/17                                                  NR/NR*               205,740
         200,000          5.100%, 09/01/18                                                  NR/NR*               206,118

                          Indiana Housing & Community Development Authority
        1,500,000         4.900%, 07/01/26 AMT                                              Aaa/NR             1,533,465

                          Indiana State Housing Finance Authority Single Family
         245,000          4.850%, 07/01/22 AMT                                              Aaa/NR               250,096

                          Indianapolis, Indiana Multi-Family
         500,000          4.850%, 01/01/21 AMT                                              Aaa/NR               512,165

                          Miami-Dade County, Florida Housing Finance Authority
         535,000          5.000%, 11/01/23 FSA Insured AMT++                                NR/AAA               551,922

                          Orange County, Florida Housing Finance Authority
                          Revenue
         245,000          5.150%, 03/01/22                                                 Aaa/AAA               249,621

                          Provo City, Utah Housing Authority
         500,000          5.800%, 07/20/22 GNMA Collateralized                              Aaa/NR               514,315

                          Snohomish County, Washington Housing Authority
         185,000          4.875%, 09/01/12 AMT                                              NR/NR*               184,476
         225,000          5.000%, 09/01/13 AMT                                              NR/NR*               225,511
         185,000          5.000%, 09/01/14 AMT                                              NR/NR*               184,752
         145,000          5.100%, 09/01/15 AMT                                              NR/NR*               145,302

                          South Dakota Housing Development Authority
        1,250,000         4.900%, 05/01/26 AMT                                             Aa1/AAA             1,280,200

                          Utah Housing Corporation Single Family Housing
         270,000          4.000%, 07/01/11 AMT                                             Aaa/AAA               269,525
          60,000          5.250%, 07/01/23 AMT                                              Aa2/AA                61,247
         650,000          5.000%, 01/01/32 AMT                                              Aa2/AA               659,159

                          Utah Housing Corporation Single Family Mortgage
         235,000          4.000%, 07/01/11 AMT                                             Aaa/AAA               235,785
         335,000          4.600%, 07/01/15 AMT                                             Aaa/AAA               342,591
         240,000          4.650%, 07/01/16 AMT                                             Aaa/AAA               245,594
          50,000          5.150%, 07/01/23 AMT                                             Aaa/AAA                50,784
         250,000          4.875%, 07/01/23 AMT                                             Aa3/AA-               256,437
        1,310,000         5.000%, 07/01/25 AMT                                             Aa3/AA-             1,343,562
         880,000          5.100%, 01/01/26 AMT                                             Aa3/AA-               899,254
         850,000          5.000%, 07/01/31 AMT                                              Aa2/AA               864,289

                          Utah State Housing Agency Housing Revenue
         140,000          5.650%, 07/01/27 AMT                                              Aa2/AA               144,862

                          Utah State Housing Corporation Single Family Housing
                          Revenue
        1,720,000         5.125%, 07/01/24 AMT                                             Aa3/AA-             1,770,740

                          Utah State Housing Finance Agency

          5,000           6.350%, 07/01/11 Mezzanine Series G-1                             AAA/NR                 5,011
         255,000          5.700%, 07/01/15 AMT                                             Aa3/AA-               262,451
         130,000          5.650%, 07/01/16 Series 1994C                                    Aaa/AAA               131,977
          50,000          5.400%, 07/01/16 AMT                                              Aa2/AA                50,697
          75,000          6.000%, 07/01/17 AMT                                              Aaa/AA                76,268
         795,000          5.500%, 07/01/18 AMT                                             Aa3/AA-               822,817
          90,000          5.300%, 07/01/18 AMT                                             Aaa/AAA                93,727
         100,000          5.000%, 07/01/18 AMT                                             Aaa/AAA               101,766
         170,000          5.400%, 07/01/20 AMT                                              Aa2/AA               174,743
         375,000          5.600%, 07/01/23 AMT                                              Aa2/AA               384,709
         105,000          5.700%, 07/01/26 MBIA Insured                                    Aaa/AAA               105,239

                          Washington State Housing Finance Commission
        2,290,000         4.800%, 12/01/21 AMT                                              Aaa/NR             2,315,740

                          Wyoming Community Development Authority Housing Revenue
         150,000          4.600%, 12/01/12 AMT                                             Aa1/AA+               153,138
         225,000          4.350%, 12/01/16 AMT                                             Aa1/AA+               225,000
         580,000          4.700%, 06/01/17 AMT                                             Aa1/AA+               594,918
         520,000          4.700%, 12/01/17 AMT                                             Aa1/AA+               533,374
         120,000          5.000%, 12/01/22                                                 Aa1/AA+               124,168

                                                                                                        -----------------
                          Total Housing                                                                       20,964,038
                                                                                                        -----------------

                          Industrial Development & Pollution Control (0.6%)
                          -------------------------------------------------------------

                          Sandy City, Utah Industrial Development, H Shirley
                                 Wright Project,
                          Refunding Bonds, LOC Olympus Bank
         250,000          6.125%, 08/01/16                                                  NR/AAA               250,245

                          Utah County Environmental Improvement Revenue
         935,000          5.050%, 11/01/17                                                Baa1/BBB+              993,353

                                                                                                        -----------------
                          Total Industrial Development & Pollution Control                                     1,243,598
                                                                                                        -----------------

                                  Lease (7.1%)
                          -------------------------------------------------------------

                          Celebration Community Development District, Florida
         290,000          5.000%, 05/01/22 MBIA Insured                                    Aaa/AAA               306,785

                          Clark County Nevada Improvement District Revenue
         760,000          5.125%, 12/01/19                                                  NR/NR                772,396

                          Marion County, Indiana Convention & Recreational
                              Facilities Authority
         390,000          5.000%, 06/01/27 MBIA Insured                                    Aaa/AAA               397,936

                          Murray City, Utah Municipal Building Authority
         520,000          5.050%, 12/01/15 AMBAC Insured                                    Aaa/NR               551,164

                          New Albany, Indiana Development Authority Revenue
         500,000          4.250%, 02/01/22+                                                 NR/A-                484,625

                          Salt Lake County, Utah Municipal Building Authority
        3,900,000         5.200%, 10/15/20 AMBAC Insured (pre-refunded)                    Aaa/AAA             4,192,188

                          Utah County, Utah Municipal Building  Authority
         120,000          5.500%, 11/01/16 AMBAC Insured                                    Aaa/NR               130,718
         240,000          5.500%, 11/01/17 AMBAC Insured                                    Aaa/NR               261,437

                          Utah State Building Ownership Authority
         465,000          5.000%, 05/15/21                                                 Aa1/AA+               499,484
        1,755,000         5.250%, 05/15/23                                                 Aa1/AA+             1,889,345
         510,000          5.000%, 05/15/23                                                 Aa1/AA+               545,307
        1,845,000         5.250%, 05/15/24                                                 Aa1/AA+             1,982,471
        1,080,000         5.000%, 05/15/25                                                 Aa1/AA+             1,141,528

                          Washington County - St. George, Utah Interlocal
                                 Agency Revenue
        1,000,000         5.125%, 12/01/17 AMBAC Insured                                    NR/AAA             1,030,740
         100,000          5.125%, 12/01/22 AMBAC Insured                                    NR/AAA               102,497

                          West Bountiful, Utah Courthouse Revenue
         410,000          5.000%, 05/01/19                                                  NR/A-                442,193

                             West Valley City, Utah
         865,000          5.000%, 08/01/21 AMBAC Insured                                   Aaa/AAA               928,552

                                                                                                        -----------------
                          Total Lease                                                                         15,659,366
                                                                                                        -----------------

                               Tax Revenue (21.1%)
                          -------------------------------------------------------------

                          Bay County, Florida Sales Tax Revenue
         175,000          4.750%, 09/01/23 FSA Insured                                      Aaa/NR               178,035

                          Bluffdale City, Utah Series 2004
         295,000          6.000%, 12/01/13                                                  NR/NR*               298,390
         310,000          6.000%, 12/01/14                                                  NR/NR*               313,754
         330,000          6.000%, 12/01/15                                                  NR/NR*               330,069
         350,000          6.000%, 12/01/16                                                  NR/NR*               350,091
         370,000          6.000%, 12/01/17                                                  NR/NR*               370,100
         395,000          6.000%, 12/01/18                                                  NR/NR*               395,115
         420,000          6.000%, 12/01/19                                                  NR/NR*               420,126

                          Bluffdale, Utah Sales Tax Revenue
        1,975,000         5.500%, 08/01/23                                                  NR/NR*             2,027,594

                          Bountiful, Utah Special Improvement District Special
                               Assessment Revenue
         203,000          5.000%, 06/01/14                                                  NR/NR*               203,002
         213,000          5.150%, 06/01/15                                                  NR/NR*               213,032
         224,000          5.300%, 06/01/16                                                  NR/NR*               224,027
         236,000          5.500%, 06/01/17                                                  NR/NR*               236,068
         249,000          5.650%, 06/01/18                                                  NR/NR*               249,092

                          Cache County, Utah Sales Tax Revenue
         600,000          5.000%, 12/15/17 FGIC Insured                                    Aaa/AAA               636,330
         510,000          5.000%, 12/15/18 FGIC Insured                                    Aaa/AAA               538,290
         855,000          5.000%, 12/15/19 FGIC Insured                                    Aaa/AAA               901,948

                          Clark County, Nevada Improvement District Revenue
         250,000          5.000%, 08/01/16                                                  NR/NR*               256,663

                          Clearfield, Utah  Sales Tax Revenue
         620,000          5.000%, 07/01/19 FGIC Insured                                    Aaa/AAA               656,661
         650,000          5.000%, 07/01/20 FGIC Insured                                    Aaa/AAA               686,862

                          Coral Canyon, Utah Special Service District
         110,000          5.000%, 07/15/13                                                  NR/NR*               113,047
         250,000          5.500%, 07/15/18                                                  NR/NR*               259,420

                          Davis County, Utah Sales Tax Revenue
        1,470,000         5.150%, 10/01/18 AMBAC Insured                                    NR/AAA             1,576,531

                          Fishers, Indiana Redevelopment Authority Lease Revenue
         175,000          4.500%, 07/15/20 AMBAC Insured                                   Aaa/AAA               179,933

                          Henderson, Nevada Local  Improvement District Revenue
         100,000          4.500%, 09/01/12                                                  NR/NR*               100,048
         300,000          5.000%, 09/01/14                                                  NR/NR*               308,067
         300,000          5.000%, 09/01/15                                                  NR/NR*               306,696

                          Jordanelle, Utah Special Service District
         186,000          5.000%, 11/15/14                                                  NR/NR*               187,810
         196,000          5.100%, 11/15/15                                                  NR/NR*               198,140
         206,000          5.200%, 11/15/16                                                  NR/NR*               208,039
         216,000          5.300%, 11/15/17                                                  NR/NR*               218,177
         228,000          5.400%, 11/15/18                                                  NR/NR*               230,342
         240,000          5.500%, 11/15/19                                                  NR/NR*               242,508
         253,000          5.600%, 11/15/20                                                  NR/NR*               255,591
         268,000          5.700%, 11/15/21                                                  NR/NR*               270,739
         283,000          5.800%, 11/15/22                                                  NR/NR*               285,889
         299,000          6.000%, 11/15/23                                                  NR/NR*               301,984

                          Jordanelle, Utah Special Service Improvement District
         275,000          8.000%, 10/01/11                                                  NR/NR*               281,858

                              Lehi, Utah Sales Tax
         610,000          5.000%, 06/01/21 FSA Insured                                     Aaa/AAA               649,863
         790,000          5.000%, 06/01/24 FSA Insured                                     Aaa/AAA               835,220

                          Mesquite, Nevada New Special Improvement District
         185,000          4.600%, 08/01/11                                                  NR/NR*               184,665
         195,000          4.750%, 08/01/12                                                  NR/NR*               194,429
         230,000          4.900%, 08/01/13                                                  NR/NR*               230,368
         140,000          5.250%, 08/01/17                                                  NR/NR*               140,410
         315,000          5.350%, 08/01/19                                                  NR/NR*               315,699
         135,000          5.400%, 08/01/20                                                  NR/NR*               135,393
         500,000          5.500%, 08/01/25                                                  NR/NR*               501,485

                          Mountain Regional Water District, Utah Special
                               Assessment Revenue
        1,800,000         7.000%, 12/01/18                                                  NR/NR*             1,857,384

                          Mountain Regional Water, Utah Special Service District
        2,000,000         5.000%, 12/15/20 MBIA Insured                                    Aaa/AAA             2,120,040

                          North Ogden, Utah Sales Tax Revenue
         195,000          5.000%, 11/01/24 XLCA Insured                                    Aaa/AAA               205,583

                          Payson City Utah Sales Tax Revenue FSA Insured
         445,000          5.000%, 08/01/21 FSA Insured                                      NR/AAA               476,355

                          Plainfield, Indiana Independent Redevelopment Authority
        1,070,000         4.375%, 08/01/20 CIFG Insured                                     Aaa/NR             1,080,593

                          Salt Lake City, Utah Sales Tax Revenue
         265,000          5.250%, 02/01/13                                                  NR/AAA               285,336
        1,320,000         5.250%, 02/01/15                                                  NR/AAA             1,414,697
         100,000          5.250%, 02/01/17                                                  NR/AAA               106,925

                          Salt Lake County, Utah Sales Tax Revenue
         955,000          5.000%, 02/01/21                                                  NR/AAA             1,021,306
        1,725,000         5.000%, 08/01/21                                                  NR/AAA             1,850,787
        1,005,000         5.000%, 02/01/22                                                  NR/AAA             1,072,576
        1,060,000         5.000%, 02/01/23                                                  NR/AAA             1,128,964
        1,115,000         5.000%, 02/01/24                                                  NR/AAA             1,189,159

                          Sandy City, Utah Sales Tax Revenue
         520,000          5.000%, 09/15/18 AMBAC Insured                                    NR/AAA               548,111
         605,000          5.000%, 09/15/20 AMBAC Insured                                    NR/AAA               635,746

                          South Jordan, Utah Sales Tax
         570,000          5.000%, 08/15/15 AMBAC Insured                                   Aaa/AAA               606,338

                          South Jordan, Utah Special Assignment
        1,000,000         6.875%, 11/01/17                                                  NR/NR*             1,020,390

                             South Weber City, Utah
         525,000          5.000%, 01/15/24 MBIA Insured                                    Aaa/AAA               552,762

                          Springville, Utah  Special Improvement District Revenue
         400,000          5.500%, 1/15/17                                                   NR/NR*               400,160
         423,000          5.650%, 1/15/18                                                   NR/NR*               423,165
         446,000          5.800%, 1/15/19                                                   NR/NR*               446,169
         472,000          5.900%, 1/15/20                                                   NR/NR*               472,189
         500,000          6.000%, 1/15/21                                                   NR/NR*               500,215

                          Utah Water Finance Agency Revenue
         775,000          5.100%, 07/01/18 AMBAC Insured                                    Aaa/NR               819,113
         510,000          5.000%, 07/01/18 AMBAC Insured                                    Aaa/NR               540,773
         260,000          5.000%, 06/01/19 MBIA Insured                                    Aaa/AAA               265,208
         685,000          5.000%, 07/01/19 AMBAC Insured                                    Aaa/NR               725,504

                          Wasatch County, Utah Building Authority
         130,000          5.000%, 10/01/15                                                  A3/NR                136,244
         135,000          5.000%, 10/01/16                                                  A3/NR                141,068

                          Wasatch County, Utah Sales Tax Revenue
         205,000          5.000%, 12/01/16 AMBAC Insured                                   Aaa/AAA               218,268
         210,000          5.000%, 12/01/17 AMBAC Insured                                   Aaa/AAA               222,646
         225,000          5.000%, 12/01/18 AMBAC Insured                                   Aaa/AAA               237,539

                          Washington City, Utah Sales Tax Revenue
         680,000          5.250%, 11/15/17 AMBAC Insured                                   Aaa/AAA               739,160

                          Washoe County, Nevada Tax Revenue
         210,000          5.000%, 12/01/23 MBIA Insured                                    Aaa/AAA               214,727

                          Weber County, Utah Sales Tax Revenue
         385,000          5.000%, 07/01/23 AMBAC Insured                                    Aaa/NR               405,671

                          West Valley City, Utah Redevelopment Agency Revenue
        1,625,000         5.000%, 03/01/21                                                  NR/A-              1,697,491
         320,000          5.000%, 03/01/22                                                  NR/A-                333,587
         350,000          5.000%, 03/01/23                                                  NR/A-                364,112
        1,000,000         5.000%, 03/01/24                                                  NR/A-              1,038,190

                          West Valley City, Utah Sales Tax Revenue
         250,000          5.000%, 07/15/20 AMBAC Insured                                   Aaa/AAA               263,037
         340,000          5.000%, 07/15/21 MBIA Insured                                    Aaa/AAA               354,943

                                                                                                        -----------------
                          Total Tax Revenue                                                                   46,329,831
                                                                                                        -----------------

                              Transportation (4.2%)
                          -------------------------------------------------------------

                          Florida State Turnpike Authority Turnpike Revenue
         500,000          4.500%, 07/01/22 MBIA Insured                                    Aaa/AAA               514,125

                          Port of Seattle, Washington Revenue
         200,000          5.100%, 04/01/24 AMT FGIC Insured                                Aaa/AAA               203,366

                          Utah Transit Authority Sales Tax & Transportation Revenue
        1,000,000         5.400%, 12/15/16 FSA Insured                                      NR/AAA             1,031,980
         100,000          5.000%, 06/15/21 FSA Insured                                     Aaa/AAA               105,773
        3,300,000         4.125%, 06/15/21 FSA Insured                                     Aaa/AAA             3,301,089
        3,450,000         4.125%, 06/15/22 FSA Insured                                     Aaa/AAA             3,439,960
         590,000          5.000%, 06/15/24 FSA Insured                                     Aaa/AAA               621,406
         100,000          5.000%, 06/15/25 FSA Insured                                     Aaa/AAA               105,267

                                                                                                        -----------------
                          Total Transportation                                                                 9,322,966
                                                                                                        -----------------

                                 Utility (10.6%)
                          -------------------------------------------------------------

                          Alaska Industrial Development & Export Authority Revenue
         400,000          4.625%, 12/01/16 AMBAC Insured AMT                                NR/AAA               407,976

                          Cowlitz County, Washington Public Utility District
                                Electric Revenue
        1,000,000         4.500%, 09/01/26 MBIA Insured                                    Aaa/AAA             1,007,920

                          Eagle Mountain, Utah Gas & Electric
        1,385,000         4.250%, 06/01/20 Radian Insured                                   NR/AA              1,365,167
        1,440,000         5.000%, 06/01/21 Radian Insured                                   Aa3/AA             1,504,728
        1,515,000         5.000%, 06/01/22 Radian Insured                                   NR/AA              1,578,660

                          Garland, Texas Water & Sewer
         440,000          4.500%, 03/01/21 AMBAC Insured                                    NR/AAA               447,753

                          Indianapolis, Indiana Gas Utility
         290,000          5.000%, 08/15/24 AMBAC Insured                                   Aaa/AAA               294,675

                          Intermountain Power Agency Utilities Light & Power
                                  Service, Utah
         450,000          5.000%, 07/01/12 MBIA Insured ETM                                Aaa/AAA               451,602
        1,470,000         5.250%, 07/01/15 MBIA Insured                                    Aaa/AAA             1,524,067
         775,000          5.000%, 07/01/18 FSA Insured                                     Aaa/AAA               824,592
        1,380,000         5.000%, 07/01/19 MBIA Insured                                    Aaa/AAA             1,429,984

                          Lower Colorado River Authority, Texas
         175,000          5.000%, 05/15/26 FSA Insured                                     Aaa/AAA               182,644

                          Manti City, Utah Electric System Revenue
         603,000          5.750%, 02/01/17                                                  NR/NR*               631,679

                          Murray City, Utah Utility Electric Revenue
        1,340,000         5.000%, 06/01/25 AMBAC Insured                                    Aaa/NR             1,417,599

                          St. George, Utah Electric Revenue
        1,910,000         4.500%, 06/01/20 FSA Insured                                      Aaa/NR             1,959,507

                          Salem, Utah Electric Revenue
         125,000          5.300%, 11/01/07                                                  NR/NR*               125,955
         130,000          5.350%, 11/01/08                                                  NR/NR*               132,315
         140,000          5.400%, 11/01/09                                                  NR/NR*               143,252

                          Santa Clara Utah Storm Drain Revenue
         877,000          5.100%, 09/15/26                                                  NR/NR*               897,653

                          Seattle, Washington Municipal Light & Power
        1,360,000         4.500%, 08/01/19 FSA Insured                                     Aaa/AAA             1,400,623

                          Southern Utah Valley Power System
         210,000          5.250%, 09/15/13 MBIA Insured                                     NR/AAA               227,230
         225,000          5.250%, 09/15/14 MBIA Insured                                     NR/AAA               244,586
         235,000          5.250%, 09/15/15 MBIA Insured                                     NR/AAA               255,196
         185,000          5.125%, 09/15/21 MBIA Insured                                     NR/AAA               196,316

                          Springville, Utah Electric Revenue
         550,000          5.600%, 03/01/09                                                 Baa1/NR               566,929

                          Tacoma Wash Solid Waste Utility Revenue
        1,000,000         5.000%, 12/01/23 XLCA Insured                                    Aaa/AAA             1,067,250

                          Utah Assessed Municipal Power System
         790,000          5.250%, 12/01/09                                                  NR/A-                815,904
        1,000,000         5.000%, 04/01/21 FSA Insured                                     Aaa/AAA             1,054,920

                          Washington, Utah Electric Revenue
         985,000          5.000%, 09/01/21 XLCA Insured                                     Aaa/NR             1,045,696

                                                                                                        -----------------
                          Total Utility                                                                       23,202,378
                                                                                                        -----------------

                             Water and Sewer (7.0%)
                          -------------------------------------------------------------

                               Ashley Valley, Utah
         140,000           9.500%, 01/01/08 AMBAC Insured                                  Aaa/AAA               144,138

                          Eagle Mountain, Utah Water and Sewer
         750,000          5.800%, 11/15/16 ACA Insured                                       NR/A                794,190

                          Granger and Hunter, Utah Improvement District
                                 Water and Sewer
         350,000          5.000%, 03/01/18 FSA Insured (pre-refunded)                       Aaa/NR               357,189

                          Jordan Valley, Utah Water Conservancy District
         715,000          4.375%, 10/01/18 AMBAC Insured                                   Aaa/AAA               729,121

                          Mesquite, Texas Waterworks & Sewer
         225,000          4.500%, 03/01/24 FSA Insured                                     Aaa/AAA               227,680

                          Murray City, Utah Sewer and Water
         465,000          5.000%, 10/01/17 AMBAC Insured                                    Aaa/NR               496,332
         390,000          5.000%, 10/01/18 AMBAC Insured                                    Aaa/NR               414,313
         440,000          5.000%, 10/01/19 AMBAC Insured                                    Aaa/NR               466,880

                          North Davis County, Utah Sewer District
        1,350,000         5.000%, 03/01/21 AMBAC Insured                                    Aaa/NR             1,433,106
         150,000          5.125%, 03/01/22 AMBAC Insured (pre-refunded)                     Aaa/NR               161,222

                          Orem, Utah Water & Storm Sewer Revenue
        1,720,000         4.500%, 07/15/17 MBIA Insured                                    Aaa/AAA             1,783,055

                          Riverton, Utah Water Revenue
         100,000          5.350%, 09/01/15 FGIC Insured  (pre-refunded)                     Aaa/NR               106,549

                          Salt Lake City, Utah Metropolitan Water Revenue
        1,200,000         5.375%, 07/01/24 AMBAC Insured (pre-refunded)                    Aaa/AAA             1,257,624
         125,000          5.375%, 07/01/29 AMBAC Insured (pre-refunded)                    Aaa/AAA               131,002

                          South Valley, Utah Water Reclamation Facility
         710,000          4.375%, 08/15/18                                                  NR/AAA               723,831

                          Spanish Fork City, Utah Water Revenue
         195,000          5.500%, 06/01/17 FSA Insured                                      Aaa/NR               212,866

          55,000          5.500%, 06/01/17 FSA Insured (pre-refunded)                       Aaa/NR                60,333

                          Upper Trinity Regional Water District, Texas
         205,000          4.500%, 08/01/20 AMBAC Insured                                   Aaa/AAA               209,192

                          Utah Water Finance Agency Revenue
         100,000          5.000%, 06/01/14 MBIA Insured                                    Aaa/AAA               102,701
         200,000          5.250%, 07/01/16 AMBAC Insured                                    Aaa/NR               216,106
         250,000          5.375%, 09/01/17 AMBAC Insured                                    Aaa/NR               273,877
         310,000          5.000%, 10/01/17 AMBAC Insured                                    Aaa/NR               328,234
         750,000          5.250%, 10/01/18 AMBAC Insured                                    Aaa/NR               812,797
         465,000          5.000%, 10/01/20 AMBAC Insured                                    Aaa/NR               488,799
         830,000          4.500%, 10/01/22 AMBAC Insured                                    Aaa/NR               847,629
         100,000          5.125%, 07/01/23 AMBAC Insured                                    Aaa/NR               105,504
         870,000          4.500%, 10/01/23 AMBAC Insured                                    Aaa/NR               886,608
         450,000          5.400%, 10/01/24 AMBAC Insured (pre-refunded)                    Aaa/AAA               473,823
         250,000          5.500%, 10/01/29 AMBAC Insured (pre-refunded)                    Aaa/AAA               263,938

                          Weber-Box Elder, Utah Conservation District Water
                          Revenue
         200,000          6.450%, 11/01/14 (pre-refunded)                                  Baa3/NR               221,098
         200,000          6.500%, 11/01/19 (pre-refunded)                                  Baa3/NR               221,474
         335,000          6.900%, 11/01/20 (pre-refunded)                                  Baa3/NR               376,001

                                                                                                        -----------------
                          Total Water and Sewer                                                               15,327,212
                                                                                                        -----------------

                          Total Revenue Bonds                                                                167,249,539
                                                                                                        -----------------

                          Total Investments (cost $215,242,958**)                                 100.0%     219,797,089

                          Other assets less liabilities                                            (0.0)        (45,835)
                                                                                      -----------------------------------

                          Net Assets                                                              100.0%     219,751,254
                                                                                      ===================================

                                                                                    Percent of
                          Portfolio Distribution By Quality Rating (unaudited)      Portfolio

                          Aaa of Moody's or AAA of S&P                               73.9 %
                          Aa of Moody's or AA of S&P                                  9.1
                          A of Moody's or S&P                                         2.7
                          Baa of Moody's or BBB of S&P                                2.8
                          Not rated*                                                 11.5
                                                                                    -------
                                                                                    100.0   %
                                                                                  =========



                          * Any security not rated (NR) by either credit rating service must be determined by the Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

                                 ** See note b.

                          + Security traded on a "when-issued" basis.

                          ++ These securities are pledged as collateral for the
Fund's when - issued commitments.

                 PORTFOLIO ABBREVIATIONS:

               ACA      - American Capital Assurance Financial Guaranty Corp.
               AMBAC    - American Municipal Bond Assurance Corp.
               AMT      - Alternative Minimum Tax
               CIFG     - CDC IXIS Financial Guaranty
               ETM      - Escrowed to Maturity
               FGIC     - Financial Guaranty Insurance Co.
               FSA      - Financial Security Assurance
               GNMA     - Government National Mortgage Association
               LOC      - Letter of Credit
               MBIA     - Municipal Bond Investors Assurance
               NR       - Not Rated
               XLCA     - XL Capital Assurance

                 See accompanying notes to financial statements.

               NOTES TO FINANCIAL STATEMENTS
                  TAX-FREE FUND FOR UTAH



(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $215,197,546 amounted to $4,599,543, which consisted of aggregate gross unrealized appreciation of $4,677,381 and aggregate gross unrealized depreciation of $77,838.





Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 27, 2006



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 27, 2006